Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	$ 7,661	$ 8,023
Additions	4,818
Cash outflow (including interest)	(714)	(611)
Interest	257	101
Exchange difference	372	(614)
Ending balance	12,394	6,899
Lease liabilities, short-term	1,632	909	$ 1,097
Lease liabilities, long-term	10,762	5,990	$ 6,564
Properties (Offices)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	7,607	7,898
Additions	4,818
Cash outflow (including interest)	(695)	(593)
Interest	256	100
Exchange difference	370	(575)
Ending balance	12,356	6,830
Lease liabilities, short-term	1,606	875
Lease liabilities, long-term	10,750	5,955
Vehicles
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	54	125
Additions	0
Cash outflow (including interest)	(19)	(18)
Interest	1	1
Exchange difference	2	(39)
Ending balance	38	69
Lease liabilities, short-term	26	34
Lease liabilities, long-term	$ 12	$ 35